Per Share Amounts - Schedule Representing Per Share Amounts (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Earnings per share [abstract]
Net Earnings (Loss)	$ 1,286	$ 820	$ 2,996	$ 2,996
Effect of Cumulative Dividends on Preferred Shares	(2)	(9)	(12)	(27)
Net Earnings (Loss) – Basic	1,284	811	2,984	2,969
Effect of Stock-Based Compensation	0	(31)	(1)	6
Net Earnings (Loss) – Diluted	$ 1,284	$ 780	$ 2,983	$ 2,975
Basic – weighted average number of shares (in shares)	1,788,901	1,848,035	1,806,851	1,858,364
Dilutive effect of warrants (in shares)	2,251	3,729	2,416	5,039
Dilutive effect for stock based compensation (in shares)	1,628	11,548	1,819	9,221
Diluted – weighted average number of shares (in shares)	1,792,780	1,863,312	1,811,086	1,872,624
Net earnings (loss) per common share — basic (CAD per share)	$ 0.72	$ 0.44	$ 1.65	$ 1.60
Net earnings (loss) per common share — diluted (CAD per share)	$ 0.72	$ 0.42	$ 1.65	$ 1.59